INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2023	Dec. 31, 2022
Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%	6.20%
Terminal Capitalization Rate	4.80%	4.60%
Investment Horizon (years)	11,000,000	11,000,000
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.90%	7.70%
Terminal Capitalization Rate	6.20%	5.90%
Investment Horizon (years)	10,000,000	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.60%	8.30%
Terminal Capitalization Rate	5.80%	5.70%
Investment Horizon (years)	13,000,000	13,000,000
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.40%	7.50%